Annual Fund Operating Expenses	Apr. 09, 2025
Simplify Target 15 Distribution ETF | Simplify Target 15 Distribution ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.75%
Simplify Target 25 Distribution ETF | Simplify Target 25 Distribution ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%
Simplify Barrier Income ETF | Simplify Barrier Income ETF [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.75%

[1]	Other Expenses are estimated for the Fund’s initial fiscal year.
[2]	Other Expenses are estimated for the Fund’s initial fiscal year.
[3]	Other Expenses are estimated for the Fund’s initial fiscal year.